Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of quantitative information about lease liabilities

(In millions of Korean won)	2019
Operating lease commitments as at December 31, 2018 1	￦	675,658

Discounted using the lessee’s incremental borrowing rate of at the date of initial application		643,375
Add: finance lease liabilities recognized as at December 31, 2018		163,858

Lease liability recognized as at January 1, 2019	￦	807,233

Of which are:
Current lease liabilities	￦	336,530
Non-current lease liabilities		470,703

	￦ 807,233

1	It excluded short-term leases and leases for which the underlying asset is of low value.